ACQUISITION OF SUBSIDIARY - Schedule of Excess Purchase Price over the Fair Value of Net Assets Acquired (Details) - Beijing Hollysys Intelligent Technologies Co., Ltd [Member]
$ in Thousands, ¥ in Millions
12 Months Ended
	Aug. 21, 2022 CNY (¥)	Aug. 21, 2022 USD ($)	Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Purchase price	¥ 135	$ 20,908	$ 20,908
Less: Final fair value of net assets acquired			1,211
Excess purchase price over fair value of net assets acquired			$ 19,697